Document and Entity Information	Nov. 29, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2023
Entity File Number	001-39714
Entity Registrant Name	Grindr Inc.
Entity Central Index Key	0001820144
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1079067
Entity Address, Address Line One	750 N. San Vicente Blvd., Suite RE 1400
Entity Address, Address Line Two	PO Box 69176
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	310
Local Phone Number	776-6680
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GRND
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	GRND.WS
Security Exchange Name	NYSE